Net Income (Loss) per Share Attributable to Common Stockholders - Antidilutive Securities Excluded from Computation of Net Income per Share (Detail) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted shares outstanding (shares)	23,484	31,949	32,312	55,357	35,853
Series A Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted shares outstanding (shares)	20,237	30,523	30,523	30,523	28,744
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted shares outstanding (shares)	2,871	1,080	1,409	24,402	7,107
Unvested Stock Awards and Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted shares outstanding (shares)	376	346	380	432	2